UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-03287
                                                     ---------

                           New Alternatives Fund, Inc.
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         150 Broadhollow Road, Suite PH2
                            Melville, New York 11747
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                         David J. Schoenwald, President
                           New Alternatives Fund, Inc.
                         150 Broadhollow Road, Suite PH2
                            Melville, New York 11747
        ----------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 631-423-7373
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2009
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                           NEW ALTERNATIVES FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2009
                                   (UNAUDITED)


                                                                       SHARES         VALUE
                                                                      ---------    ------------

COMMON STOCKS -- 96.9%

ALTERNATE ENERGY -- 56.2%
         RENEWABLE ENERGY POWER PRODUCERS & DEVELOPERS -- 28.3%
         Abengoa (Spain)                                                600,000    $  7,979,592
         Acciona (Spain)                                                 85,000       8,746,529
         EDF Energies Nouvelles SA (France)                             260,000       9,800,045
         EDP Renovaeis SA (Spain)*                                    1,250,000      10,211,979
         Electrificaciones del Norte (Spain)                             61,775         525,277
         Iberdrola Renovables (Spain)*                                2,500,000      10,363,107
                                                                                   ------------
                                                                                     47,626,529
                                                                                   ------------

         WIND TURBINES -- 9.2%
         Gamesa Corporacion Tecnologica (Spain)                         600,000       7,700,586
         Vestas Wind Systems (Denmark)*                                 175,000       7,678,793
                                                                                   ------------
                                                                                     15,379,379
                                                                                   ------------

         WIND & HYDRO POWER PRODUCERS -- 7.5%
         Brookfield Asset Management, Inc., Class A (Canada)            475,000       6,545,500
         Canadian Hydro Developers, Inc. (Canada)*                    1,500,000       2,843,433
         Hafslund ASA, Class A (Norway)                                 150,000       1,272,283
         TrustPower Ltd. (New Zealand)                                  500,000       2,011,009
                                                                                   ------------
                                                                                     12,672,225
                                                                                   ------------

         GEOTHERMAL -- 5.8%
         Ormat Technologies, Inc.                                       300,000       8,238,000
         WFI Industries Ltd. (Canada)                                    75,000       1,480,608
                                                                                   ------------
                                                                                      9,718,608
                                                                                   ------------

         SOLAR -- 5.2%
         Applied Materials, Inc.                                        125,000       1,343,750
         First Solar, Inc.*                                              15,000       1,990,500
         Kyocera Corp. (Japan) ADR                                       25,000       1,674,000
         Solar Millennium (Germany)*                                    275,000       3,697,504
                                                                                   ------------
                                                                                      8,705,754
                                                                                   ------------

         WIND POWER RELATED -- 0.1%
         NGK Insulators Ltd. (Japan)                                     15,000         228,065
                                                                                   ------------

         OCEAN ENERGY/WAVES -- 0.1%
         Ocean Power Technologies, Inc. (United Kingdom)*                15,000          99,000
         Renewable Energy Holdings PLC (United Kingdom)*                175,000          77,840
                                                                                   ------------
                                                                                        176,840
                                                                                   ------------
TOTAL ALTERNATE ENERGY                                                               94,507,400
                                                                                   ------------

                          NEW ALTERNATIVES FUND, INC.
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                 MARCH 31, 2009
                                  (UNAUDITED)



                                                                       SHARES         VALUE
                                                                      ---------    ------------
NATURAL GAS DISTRIBUTION -- 13.5%
         Atmos Energy Corp.                                             275,000    $  6,358,000
         Northwest Natural Gas Co.                                      175,000       7,598,500
         South Jersey Industries, Inc.                                  250,000       8,750,000
                                                                                   ------------
                                                                                     22,706,500
                                                                                   ------------

ENERGY CONSERVATION -- 12.7%
         Eaga PLC (United Kingdom)                                      275,000         578,063
         Energy Recovery, Inc.*                                          15,000         114,000
         ITC Holdings Corp.                                              25,000       1,090,500
         Itron, Inc.*                                                    25,000       1,183,750
         Koninklijke Philips Electronics (Netherlands)                  175,000       2,602,250
         Owens Corning, Inc.*                                           300,000       2,712,000
         Panasonic Corp. (Japan) ADR                                    125,000       1,378,750
         Schneider Electric SA (France)                                 140,000       9,320,685
         Stantec, Inc. (Canada)*                                         60,000       1,092,000
         Telvent GIT (Spain)                                            100,000       1,303,000
                                                                                   ------------
                                                                                     21,374,998
                                                                                   ------------

WATER -- 11.7%
         American Water Works Co., Inc.                                 425,000       8,177,000
         Badger Meter, Inc.                                             100,000       2,889,000
         Befesa Medio Ambiente (Spain)*                                  30,200         585,808
         CIA SaneamentoBasico (Brazil) ADR                              300,000       6,405,000
         Gorman-Rupp Co.                                                 50,000         990,000
         Hyflux Ltd. (Singapore)                                        600,000         650,909
                                                                                   ------------
                                                                                     19,697,717
                                                                                   ------------

NATURAL FOODS -- 1.3%
         Whole Foods Market, Inc.                                       125,000       2,100,000
                                                                                   ------------

ENGINEERING & CONSTRUCTION -- 1.0%
         Quanta Services, Inc.*                                          75,000       1,608,750
                                                                                   ------------

RECYCLING -- 0.5%
         Sims Group Ltd. (Australia)                                     75,000         876,143
                                                                                   ------------
TOTAL COMMON STOCKS (COST $228,890,487)                                             162,871,508
                                                                                   ------------

                          NEW ALTERNATIVES FUND, INC.
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                 MARCH 31, 2009
                                  (UNAUDITED)



                                                                        PAR
                                                                       (000'S)        VALUE
                                                                      ---------    ------------
CERTIFICATES OF DEPOSIT -- 0.3%

SOCIALLY CONCERNED BANKS -- 0.3%
         Alternatives Federal Credit Union 0.34% due 04/30/09             $ 100    $    100,000
         Carver Federal Savings Bank 0.42% due 04/30/09                     100         100,000
         South Shore Bank 0.60% due 04/14/09                                100         100,000
         Chittenden Bank (Vermont National Bank) 2.225% due 12/03/09        100         100,000
         Self-Help Credit Union 1.23% due 05/10/09                          100         100,000
                                                                                   ------------
TOTAL CERTIFICATES OF DEPOSIT (COST $500,000)                                           500,000
                                                                                   ------------

TOTAL INVESTMENTS (COST $229,390,487)** -- 97.2%                                    163,371,508

Other Assets in Excess of Liabilities -- 2.8%                                         4,772,301
                                                                                   ------------

NET ASSETS -- 100.0%                                                               $168,143,809
                                                                                   ============

       *Non-income producing security
      **The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

        Aggregate cost                                             $230,051,744

        Gross unrealized appreciation                              $  1,141,643
        Gross unrealized depreciation                               (67,821,879)
                                                                   ------------
        Net unrealized depreciation                                $(66,680,236)
                                                                   ============

        For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.
     ADR--American Depositary Receipt
     PLC--Public Limited Company

                               FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund's assets carried at fair value:


                                                             INVESTMENTS         OTHER
                                                                 IN            FINANCIAL
        VALUATION INPUTS                                     SECURITIES       INSTRUMENTS
        ----------------                                    ------------      -----------
        Level 1 - Quoted Prices                             $162,871,508       $       --
        Level 2 - Other Significant Observable Inputs            500,000               --
        Level 3 - Significant Observable Inputs                       --               --
                                                            ------------       ----------
        Total                                               $163,371,508       $       --
                                                            ============       ==========

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               New Alternatives Fund, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ David J. Schoenwald
                         -------------------------------------------------------
                           David J. Schoenwald, Chief Executive Officer
                           (principal executive officer)

Date                       April 22, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ David J. Schoenwald
                         -------------------------------------------------------
                           David J. Schoenwald, Chief Executive Officer
                           (principal executive officer)

Date                       April 22, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ David J. Schoenwald
                         -------------------------------------------------------
                           David J. Schoenwald, Chief Financial Officer
                           (principal financial officer)

Date                       April 22, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.